Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Current and Deferred Tax Expense
The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Current income taxes	€3,629.6	€4,535.0	€—
Deferred taxes	(109.9)	218.9	(161.0)

Income taxes	€3,519.7	€4,753.9	€(161.0)

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit
The following table reconciles the expected income taxes to the actual current income taxes and deferred taxes as presented in the table above. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,
(in millions)	2022	2021	2020 (1)
Profit / (Loss) before tax	€12,954.1	€15,046.4	€(145.8)

Expected tax credit / (benefit)	€3,529.7	€4,622.5	€(44.9)

Effects
Deviation due to local tax basis	8.9	9.1	0.6
Deviation due to deviating income tax rate (Germany and foreign countries)	7.3	9.4	1.3
Change in valuation allowance	30.6	3.0	(26.2)
Effects from tax losses	23.2	19.5	(90.4)
Change in deferred taxes due to tax rate change	(2.3)	(7.5)	—
Non-deductible expenses	2.5	90.5	0.8
Non tax-effective income	(87.9)	(0.3)	—
Non tax-effective share-based payment expenses	8.7	15.5	9.8
Tax-effective equity transaction costs	—	(1.2)	(10.2)
Adjustment prior year taxes	(31.5)	(2.9)	0.3
Non-tax effective bargain purchase	—	(0.7)	(2.2)
Other effects	30.5	(3.0)	0.1

Income taxes	€3,519.7	€4,753.9	€(161.0)

Effective tax rate	27.2%	31.6%	n.m. (2)

(1)	Certain amounts have been combined in the prior period to conform with the current period presentation.
(2)	The information is not meaningful due to the loss before tax in the respective period.

Summary of Deferred Taxes
Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2022
(in millions)	January 1, 2022	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2022
Fixed assets	€(6.5)	€22.3	€—	€—	€15.8
Right-of-use assets	(47.5)	(8.3)	—	—	(55.8)
Inventories	1.8	147.1	—	—	148.9
Trade and other receivables	(95.6)	(67.1)	—	—	(162.7)
Contract liabilities	10.6	(20.6)	—	—	(10.0)
Lease liabilities, loans and borrowings	71.8	(9.0)	—	—	62.8
Net employee defined benefit liabilities	0.9	(0.5)	0.3	—	0.7
Share-based payments	—	8.5	—	179.9	188.4
Other provisions	6.3	4.7	—	—	11.0
Other (incl. deferred expenses)	1.6	59.9	—	—	61.5
Tax losses / tax credits	70.9	28.6	—	—	99.5

Deferred tax assets net (before valuation adjustment)	€14.3	€165.6	€0.3	€179.9	€360.1

Valuation adjustment	(81.0)	(55.7)	—	—	(136.7)

Deferred tax assets / (liabilities), net (after valuation adjustment)	€(66.7)	€109.9	€0.3	€179.9	€223.4

Thereof deferred tax assets	€—	€58.9	€—	€179.9	€238.8

Thereof deferred tax liability	€(66.7)	€60.2	€0.3	€—	€(6.2)

Year ended December 31, 2021
(in millions)	January 1, 2021	Recognized in P&L	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2021
Fixed assets	€5.6	€(1.3)	€—	€(10.8)	€(6.5)
Right-of-use assets	(30.0)	(17.5)	—	—	(47.5)
Inventories	1.0	0.8	—	—	1.8
Trade and other receivables	(3.0)	(92.6)	—	—	(95.6)
Lease liabilities	—	—	—	—	—
Lease liabilities, loans and borrowings	25.9	45.9	—	—	71.8
Contract liabilities	23.4	(12.8)	—	—	10.6
Net employee defined benefit liabilities	0.8	0.1	—	—	0.9
Other provisions	1.5	4.8	—	—	6.3
Other (incl. deferred expenses)	10.6	(9.0)	—	—	1.6
Tax losses / tax credits	175.7	(106.8)	—	2.0	70.9

Deferred tax assets net (before valuation adjustment)	€211.5	€(188.4)	€—	€(8.8)	€14.3

Valuation adjustment	(50.5)	(30.5)	—	—	(81.0)

Deferred tax assets / (liabilities), net (after valuation adjustment)	€161.0	€(218.9)	€—	€(8.8)	€(66.7)

Summary of Accumulated Tax Losses	Up until the year ended December 31, 2021, our accumulated tax losses also comprised those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,
(in millions)	2022	2021	2020
Corporate tax	€352.3	€272.0	€596.4
Trade tax	204.1	170.6	513.6

	Years ended December 31,
(in millions)	2022	2021	2020
Federal tax credits	€10.5	€4.0	€0.8
State tax credits	4.1	1.6	0.3